UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05914

Templeton Global Opportunities Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/13

Item 1. Schedule of Investments.

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2013 (unaudited)

	Industry	Shares	Value
Common Stocks 96.8%
Belgium 1.1%
KBC GROEP NV	Commercial Banks	131,420	$6,456,023

Brazil 1.5%
Embraer SA, ADR	Aerospace & Defense	139,370	4,525,344
Petroleo Brasileiro SA, ADR	Oil, Gas & Consumable Fuels	305,580	4,733,434
			9,258,778
Canada 0.5%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	248,360	2,849,697

China 8.4%
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	4,174,000	2,507,860
China Life Insurance Co. Ltd., H	Insurance	1,678,000	4,348,636
China Mobile Ltd.	Wireless Telecommunication
	Services	413,400	4,623,863
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	13,831,610	6,883,749
CNOOC Ltd.	Oil, Gas & Consumable Fuels	3,303,000	6,720,175
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	5,855,000	7,171,591
Shanghai Electric Group Co. Ltd.	Electrical Equipment	14,231,080	5,082,561
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	2,218,700	4,285,243
Springland International Holdings Ltd.	Multiline Retail	8,566,000	4,638,658
Weichai Power Co. Ltd., H	Machinery	1,293,000	5,026,328
			51,288,664
Denmark 0.8%
H. Lundbeck AS	Pharmaceuticals	231,290	5,042,635

France 8.6%
Alstom SA	Electrical Equipment	133,480	4,754,278
AXA SA	Insurance	242,804	5,624,759
BNP Paribas SA	Commercial Banks	111,053	7,511,347
Cie Generale des Etablissements Michelin, B	Auto Components	56,662	6,282,961
[a]Credit Agricole SA	Commercial Banks	639,232	7,048,342
Sanofi	Pharmaceuticals	93,004	9,432,063
Total SA, B	Oil, Gas & Consumable Fuels	131,298	7,618,725
Vivendi SA	Diversified Telecommunication
	Services	200,524	4,612,757
			52,885,232
Germany 3.6%
[a]Deutsche Lufthansa AG	Airlines	220,590	4,301,481
HeidelbergCement AG	Construction Materials	40,790	3,145,736
Merck KGaA	Pharmaceuticals	21,640	3,376,699
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	22,610	4,418,101
SAP AG	Software	38,080	2,816,201
Siemens AG, ADR	Industrial Conglomerates	31,835	3,836,436
			21,894,654
Hong Kong 0.6%
NewOcean Energy Holdings Ltd.	Oil, Gas & Consumable Fuels	5,096,000	3,403,488

India 1.0%
Biocon Ltd.	Biotechnology	645,227	3,463,309
Oberoi Realty Ltd.	Real Estate Management &
	Development	103,383	279,147
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	327,497	2,279,045
			6,021,501
Ireland 1.9%
CRH PLC	Construction Materials	266,512	6,365,053

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

[a]Elan Corp. PLC, ADR	Biotechnology	330,065	5,142,413
			11,507,466
Italy 2.5%
Eni SpA	Oil, Gas & Consumable Fuels	208,350	4,777,281
Intesa Sanpaolo SpA	Commercial Banks	1,733,255	3,575,607
UniCredit SpA	Commercial Banks	1,093,983	6,973,220
			15,326,108
Japan 6.0%
ITOCHU Corp.	Trading Companies & Distributors	457,980	5,600,976
Keihin Corp.	Auto Components	512,600	8,224,757
Nissan Motor Co. Ltd.	Automobiles	538,220	5,388,498
NKSJ Holdings Inc.	Insurance	218,700	5,609,632
[a,b]Suntory Beverage & Food Ltd., 144A	Beverages	82,000	2,765,732
Toyota Motor Corp.	Automobiles	80,900	5,160,940
Unipres Corp.	Auto Components	187,100	3,957,683
			36,708,218
Netherlands 3.3%
Akzo Nobel NV	Chemicals	97,177	6,385,484
[a]ING Groep NV, IDR	Diversified Financial Services	711,740	8,040,395
TNT Express NV	Air Freight & Logistics	667,084	6,089,381
			20,515,260
South Korea 6.6%
Hana Financial Group Inc.	Commercial Banks	364,747	12,488,666
Hyundai Mobis	Auto Components	18,669	4,961,054
KB Financial Group Inc.	Commercial Banks	144,210	5,038,138
POSCO	Metals & Mining	19,935	5,917,986
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	9,261	11,762,868
			40,168,712
Spain 1.7%
Repsol SA	Oil, Gas & Consumable Fuels	205,653	5,097,962
[a]Telefonica SA	Diversified Telecommunication
	Services	328,573	5,115,931
			10,213,893
Switzerland 3.7%
Credit Suisse Group AG	Capital Markets	220,380	6,730,686
Roche Holding AG	Pharmaceuticals	42,300	11,408,160
Swiss Re AG	Insurance	55,578	4,596,931
			22,735,777
Taiwan 2.1%
Siliconware Precision Industries Co., ADR	Semiconductors & Semiconductor
	Equipment	816,493	4,719,329
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	1,319,640	4,485,839
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	1,743,000	3,395,799
			12,600,967
Turkey 1.0%
[a]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	405,370	5,979,208

United Kingdom 10.9%
Aviva PLC	Insurance	1,186,796	7,629,027
BAE Systems PLC	Aerospace & Defense	659,025	4,848,741
BP PLC	Oil, Gas & Consumable Fuels	579,186	4,060,218
Carillion PLC	Construction & Engineering	760,920	3,849,304
GlaxoSmithKline PLC	Pharmaceuticals	300,673	7,582,028
HSBC Holdings PLC	Commercial Banks	475,892	5,175,574
Kingfisher PLC	Specialty Retail	927,155	5,792,641
[a]Lloyds Banking Group PLC	Commercial Banks	5,204,800	6,199,927
Marks & Spencer Group PLC	Multiline Retail	780,218	6,271,511

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)
Tesco PLC	Food & Staples Retailing	1,290,930	7,503,275
Vodafone Group PLC	Wireless Telecommunication
	Services	2,296,649	8,029,552
			66,941,798
United States 31.0%
[a]Actavis Inc.	Pharmaceuticals	44,690	6,422,847
American Express Co.	Consumer Finance	74,140	5,599,053
Amgen Inc.	Biotechnology	94,160	10,540,270
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	290,440	5,094,318
Baker Hughes Inc.	Energy Equipment & Services	115,260	5,659,266
The Bank of New York Mellon Corp.	Capital Markets	132,280	3,993,533
[a]Brocade Communications Systems Inc.	Communications Equipment	536,810	4,321,321
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	132,430	3,427,288
Cisco Systems Inc.	Communications Equipment	249,660	5,847,037
Citigroup Inc.	Diversified Financial Services	170,610	8,276,291
Comcast Corp., A	Media	114,840	5,185,026
Comcast Corp., Special A	Media	11,610	503,526
CVS Caremark Corp.	Food & Staples Retailing	92,070	5,224,973
[a]Foster Wheeler AG	Construction & Engineering	123,630	3,256,414
[a]Gilead Sciences Inc.	Biotechnology	136,490	8,577,032
Halliburton Co.	Energy Equipment & Services	118,350	5,698,553
Hewlett-Packard Co.	Computers & Peripherals	154,600	3,243,508
JPMorgan Chase & Co.	Diversified Financial Services	89,790	4,641,245
LyondellBasell Industries NV, A	Chemicals	47,120	3,450,598
Macy's Inc.	Multiline Retail	143,230	6,197,562
Medtronic Inc.	Health Care Equipment & Supplies	129,690	6,905,992
Merck & Co. Inc.	Pharmaceuticals	150,620	7,171,018
Microsoft Corp.	Software	343,110	11,428,994
Morgan Stanley	Capital Markets	272,550	7,345,222
[a]Navistar International Corp.	Machinery	190,890	6,963,667
Noble Corp.	Energy Equipment & Services	121,930	4,605,296
Oracle Corp.	Software	90,600	3,005,202
Pfizer Inc.	Pharmaceuticals	305,094	8,759,249
[a]Salix Pharmaceuticals Ltd.	Pharmaceuticals	66,010	4,414,749
[a]Savient Pharmaceuticals Inc.	Biotechnology	879,640	549,247
[a]Sprint Corp.	Wireless Telecommunication
	Services	265,460	1,648,507
SunTrust Banks Inc.	Commercial Banks	94,860	3,075,361
Symantec Corp.	Software	183,770	4,548,308
Target Corp.	Multiline Retail	65,380	4,183,012
Time Warner Cable Inc.	Media	45,460	5,073,336
Twenty-First Century Fox Inc.	Media	152,960	5,124,160
			189,960,981
Total Common Stocks (Cost $455,315,960)			591,759,060
Preferred Stocks (Cost $6,609,487) 0.6%
Brazil 0.6%
Vale SA, ADR, pfd., A	Metals & Mining	273,320	3,883,877

Non-Registered Mutual Funds (Cost $4,149,000) 0.8%
China 0.8%
[a,c,d]Templeton China Opportunities Fund, Ltd., Reg D	Diversified Financial Services	415,194	4,770,583

Total Investments (Cost $466,074,447) 98.2%			600,413,520

Other Assets, less Liabilities 1.8%			11,250,590
Net Assets 100.0%			$611,664,110

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2013, the value of this security was $2,765,732, representing 0.45% of net assets.

cSee Note 5 regarding investment in Templeton China Opportunities Fund, Ltd. dSee Note 4 regarding restricted securities.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton Global Opportunities Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$469,946,282

Unrealized appreciation	$152,827,627
Unrealized depreciation	(22,360,389)
Net unrealized appreciation (depreciation)	$130,467,238

4. RESTRICTED SECURITIES

At September 30, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

			Acquisition
		Shares Issuer	Dates	Cost	Value
		415,194 Templeton China Opportunities Fund, Ltd., Reg D (Value is 0.78% of Net Assets)	1/27/10 - 12/01/11	$4,149,000	$4,770,583

5	.	INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Fund's investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1		Level 2		Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$595,642,937	$		- $	-	$595,642,937
Non-Registered Mutual Funds	-			-	4,770,583	4,770,583
Total Investments in Securities	$595,642,937	$		- $	4,770,583	$600,413,520

a Includes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Opportunities Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date November 26, 2013

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

 Chief Accounting Officer

Date November 26, 2013